Employee compensation - Schedule of Stock Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	$ 129,304	$ 109,066
Direct cost of revenues
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	6,945	6,345
General and administrative
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	33,963	26,377
Research and development
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	35,504	29,705
Sales and marketing
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	47,255	46,639
Restructuring
Disclosure of stock based compensation [Line Items]
Total share-based compensation and related costs	$ 5,637	$ 0